Financial Instruments - Schedule of Financial Instruments, Other than Cash and Short-Term Deposits (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
At Amortised Cost [Member]
Financial assets
Trade and other receivables	$ 47,894	$ 837,930
Total Current Assets	47,894	837,930
Restricted cash	15,470,178	15,020,679
Total Non-Current Assets	15,470,178	15,020,679
TOTAL ASSETS	15,518,072	15,858,609
Financial liabilities
Trade and other payables	17,971,783	13,226,525
Funding from related party	5,854,852	4,268,857
Warrants liability	40,919,123
Total Current Liabilities	64,745,758	17,495,382
Offtake prepayment	15,000,000	15,000,000
Total non-current liabilities	15,000,000	15,000,000
TOTAL LIABILITIES	79,745,758	32,495,382
Fair Value Through Profit or Loss [Member]
Financial assets
Trade and other receivables
Total Current Assets
Restricted cash
Total Non-Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Funding from related party
Warrants liability		37,864,064
Total Current Liabilities		37,864,064
Offtake prepayment
Total non-current liabilities
TOTAL LIABILITIES		37,864,064
Fair Value Through Other Comprehensive Income [Member]
Financial assets
Trade and other receivables
Total Current Assets
Restricted cash
Total Non-Current Assets
TOTAL ASSETS
Financial liabilities
Trade and other payables
Funding from related party
Warrants liability
Total Current Liabilities
Offtake prepayment
Total non-current liabilities
TOTAL LIABILITIES